Financial Risk Management Activities (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended																																		12 Months Ended						12 Months Ended													12 Months Ended
	Dec. 31, 2011 USD ($) Oz	Dec. 31, 2010 USD ($) Oz	Dec. 31, 2009 USD ($) Oz	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Increase share price by three units [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2011 Decrease share price by three units [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2011 Increase exchange rate by one unit [Member] South African Rand To United States Dollar Exchange Rate [Member] USD ($)	Dec. 31, 2011 Increase exchange rate by one unit [Member] Namibian Dollar To United States Dollar [Member] USD ($)	Dec. 31, 2011 Decrease exchange rate by one unit [Member] South African Rand To United States Dollar Exchange Rate [Member] USD ($)	Dec. 31, 2011 Decrease exchange rate by one unit [Member] Namibian Dollar To United States Dollar [Member] USD ($)	Dec. 31, 2011 Increase exchange rate by 0.25 unit [Member] Brazilean Real To United States Dollar [Member] USD ($)	Dec. 31, 2011 Decrease exchange rate by 0.25 unit [Member] Brazilean Real To United States Dollar [Member] USD ($)	Dec. 31, 2011 Maturity Profile Amount By Currency United States Dollar [Member] Loans And Finance Receivables [Member] USD ($)	Dec. 31, 2010 Maturity Profile Amount By Currency United States Dollar [Member] Loans And Finance Receivables [Member] USD ($)	Dec. 31, 2011 Maturity Profile Amount By Currency United States Dollar [Member] Interest Rate Risk [Member] USD ($)	Dec. 31, 2011 Maturity Profile Amount By Currency United States Dollar [Member] Borrowings [Member] USD ($)	Dec. 31, 2011 Maturity Profile Amount By Currency South African Rand [Member] Loans And Finance Receivables [Member] ZAR	Dec. 31, 2010 Maturity Profile Amount By Currency South African Rand [Member] Loans And Finance Receivables [Member] ZAR	Dec. 31, 2011 Maturity Profile Amount By Currency South African Rand [Member] Interest Rate Risk [Member] ZAR	Dec. 31, 2011 Maturity Profile Amount By Currency South African Rand [Member] Borrowings [Member] ZAR	Dec. 31, 2011 Maturity Profile Amount By Currency Australian Dollar [Member] Loans And Finance Receivables [Member] AUD	Dec. 31, 2010 Maturity Profile Amount By Currency Australian Dollar [Member] Loans And Finance Receivables [Member] AUD	Dec. 31, 2011 Maturity Profile Amount By Currency Euro [Member] Loans And Finance Receivables [Member] EUR (€)	Dec. 31, 2010 Maturity Profile Amount By Currency Euro [Member] Loans And Finance Receivables [Member] EUR (€)	Dec. 31, 2011 Maturity Profile Amount By Currency Canadian Dollar [Member] Loans And Finance Receivables [Member] CAD	Dec. 31, 2010 Maturity Profile Amount By Currency Canadian Dollar [Member] Loans And Finance Receivables [Member] CAD	Dec. 31, 2011 Maturity Profile Amount By Currency Brazilian Real [Member] Loans And Finance Receivables [Member] BRL	Dec. 31, 2010 Maturity Profile Amount By Currency Brazilian Real [Member] Loans And Finance Receivables [Member] BRL	Dec. 31, 2011 Maturity Profile Amount By Currency Brazilian Real [Member] Interest Rate Risk [Member] BRL	Dec. 31, 2011 Maturity Profile Amount By Currency Brazilian Real [Member] Borrowings [Member] BRL	Dec. 31, 2011 Maturity Profile Amount By Currency Argentinean Peso [Member] Loans And Finance Receivables [Member] ARS	Dec. 31, 2010 Maturity Profile Amount By Currency Argentinean Peso [Member] Loans And Finance Receivables [Member] ARS	Dec. 31, 2011 Maturity Profile Amount By Currency Namibian Dollar [Member] Loans And Finance Receivables [Member] NAD	Dec. 31, 2010 Maturity Profile Amount By Currency Namibian Dollar [Member] Loans And Finance Receivables [Member] NAD	Dec. 31, 2011 Maturity Profile Amount By Currency Namibian Dollar [Member] Interest Rate Risk [Member] NAD	Dec. 31, 2011 Maturity Profile Amount By Currency Namibian Dollar [Member] Borrowings [Member] NAD	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Gold [Member] USD ($)	Dec. 31, 2011 Capital Additions[ Member] USD ($)	Dec. 31, 2010 Capital Additions[ Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] Kg	Dec. 31, 2010 Forward Contracts [Member] Kg	Dec. 31, 2009 Forward Contracts [Member] Kg	Dec. 31, 2011 Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2010 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2011 Warrant [Member] Equity Member Derivative Assets, Current [Member] USD ($)	Dec. 31, 2010 Warrant [Member] Equity Member Derivative Assets, Current [Member] USD ($)	Dec. 31, 2011 Embedded Derivative Financial Instruments [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2011 Put Option [Member] Kg	Dec. 31, 2010 Put Option [Member] Kg	Dec. 31, 2009 Put Option [Member] Kg	Dec. 31, 2011 Call Option [Member] Kg	Dec. 31, 2010 Call Option [Member] Kg	Dec. 31, 2009 Call Option [Member] Kg	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2011 Product Sales [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Product Sales [Member] Forward Contracts [Member] Commodity [Member] USD ($)
Credit Risk Derivatives [Abstract]
Combined maximum credit risk exposure	$ 198	$ 177
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0	1
Derivative [Line Items]
Outstanding Forward Gold Contracts Kilograms																																												0	0	571								0	0	27,071	0	0	120,594
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Realized	0	2,975	544																																																									0	377	535	0	13	(107)	0	15	(16)	0	2,573	144	0	(3)	(12)
Unrealized	(83)	(2,272)	908																																																									0	(265)	188	0	0	15	0	(13)	25	0	(1,999)	648	0	0	3	(84)	1	33	0	5	(5)	1	(1)	1
(Gain)/Loss on non-hedge derivatives	(83)	703	1,452
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Other Derivatives Not Designated As Hedging Instruments Assets At Fair Value	0	1																																																	0	1
Other Derivatives Not Designated As Hedging Instruments Liabilities At Fair Value	(93)	(176)																																															(92)	(176)			(1)
Derivative Assets Current	0	1																																																	0	1
Derivatives current liabilities	0	0
Derivatives non-current liabilities	(93)	(176)																																															(92)	(176)			(1)
Derivative Assets Noncurrent	0	0
Derivative Assets	0	1
Derivative Liabilities	(93)	(176)
Derivative Instruments Gain Loss Recognized In Other Comprehensive Income Effective Portion Net [Abstract]
Derivative Instruments Gain Loss Recognized In Other Comprehensive Income Effective Portion Net	0	0																																													0	0
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net [Abstract]
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net	0	52																																																																																		0	52
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net [Abstract]
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net	0	0	5																																																									0	0
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease [Abstract]
Accumulated other comprehensive income as of January 1,	(3)	(55)																																							(52)	(3)	(3)
Changes in fair value recognized - before tax	0	0																																							0	0	0
Changes in fair value recognized - after tax	0	0
Reclassification adjustments - before tax	0	52																																							52	0	0
Reclassification adjustments - after tax	0	20	98
Accumulated other comprehensive income as of December 31,	(3)	(3)	(55)																																						0	(3)	(3)
Accumulated Other Comprehensive income as of December 31,Net of tax	(2)	(2)	(22)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,112	575	1,100	575																																	1,112	575	1,112	575
Restricted cash																																					58	43	58	43
Short-term debt	(30)	(133)																																			(30)	(133)	(30)	(133)
Short-term debt at fair value	(2)	(2)																																			(2)	(2)	(2)	(2)
Long-term debt	(1,715)	(1,730)																																			(1,715)	(1,730)	(1,857)	(2,059)
Long-term debt at fair value	(758)	(872)																																			(758)	(872)	(758)	(872)
Derivatives	(93)	(175)																																			(93)	(175)	(93)	(175)
Investment in marketable equity securites - available for sale	82	124																																			82	124	82	124
Marketable debt securities - held to maturity	8	13																																			8	13	11	14
Investment in non-marketable assets - held to maturity	2	2																																			2	2	2	2
Non-marketable debt securities - held to maturity	85	89																																			85	89	85	89
Hedge Book Position [Abstract]
Committed Ounces, Period Ending Balance (Ounces)	0	0	3.90
Cash Flow Hedge Open Derivative Instrument Liabilities at Fair Value	0	0	37
Maturity Value Of Capital Expenditure Cash Flow Hedge Losses	3	3	4
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	83	(703)	(1,452)
Cash And Loans Advances Maturities Profile [Abstract]
Cash And Loans, Advances, Maturities Summary By Amount, Fixed Rate, Under One Year													10	13			3,030	969			81	42	0	0	0	0	0	0			0	0	0	102
Cash And Loans, Advances, Maturities Summary By Interest Rate Percentage Type, Fixed Rate, Under One Year													0.48%	0.20%			5.50%	5.58%			4.65%	4.45%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%	0.00%	5.00%
Cash And Loans, Advance, Maturities Summary By Amount Floating Rate, Under One Year													467	171			164	57			23	25	0	3	0	2	27	30			1	2	119	207
Cash And Loans, Advances, Maturities Summary By Interest Rate Type, Floating Rate Percentage, Under One Year													0.20%	0.19%			3.55%	4.64%			4.45%	4.44%	0.00%	1.00%	0.00%	0.20%	6.61%	8.90%			10.23%	9.00%	4.08%	5.00%
Maturities Of Long Term Debt [Abstract]
Within one year - Borrowings Amount																22				0										4						64
Within one year - Effective Percentage																5.40%				0.00%										5.80%						8.40%
Between one and two years - Borrowings Amount																761				8										3						72
Between one and two years - Effective Percentage																6.00%				9.80%										5.20%						8.40%
Between two and five years - Borrowings Amount																660				40										4						97
Between two and five years - Effective Percentage																3.50%				9.80%										4.00%						8.40%
After five years - Borrowings Amount																994				217										0						0
After five years - Effective Percentage																5.70%				9.80%										0.00%						0.00%
Total Borrowings amount																2,437				265										11						233
Interest Rate Risk [Abstract]
Within one year - Borrowings Amount															22				0										4						64
Within one year - Effective Percentage															5.40%				0.00%										5.80%						8.40%
Between one and three years - Borrowings Amount															1,420				24										5						161
Between one and three years - Effective Percentage															4.80%				9.80%										4.60%						8.40%
After Three years - Borrowings Amount															995				241										2						8
After Three years - Effective Percentage															5.70%				9.80%										4.50%						8.40%
Total Borrowings amount																2,437				265										11						233
Longterm Convertible Debt Current And Noncurrent [Abstract]
Change In Stock Price Per Share	$ 3
Change In Mandatory Convertible Bond Liability	39
Foreign Exchange Risk [Line Items]
Change in borrowings total							(4)	(3)	5	4	(1)	1
Derivative Sensitivity Analysis [Line Items]
Non-hedge accounted					(23)	21
Total change in fair value					(23)	21
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Settlements Total Accelerated	$ 0	$ 2,698	$ 797